Related Party Transactions - Summary of Acquisition of Property, Plant and Equipment (Detail) - 12 months ended Dec. 31, 2018 $ in Thousands, $ in Thousands	TWD ($)	USD ($)
Unimos Shanghai [member]
Disclosure of transactions between related parties [Line Items]
Acquisition of property, plant and equipment	$ 61,904	$ 2,022